Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	PUYI, INC.
Entity Central Index Key	0001750264
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	90,472,014
Entity File Number	001-38813
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	E9
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false